LEASES (Details) - Operating Lease [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
2024	$ 82,319	$ 350,428
2025	243,175	264,420
2026	179,151	199,155
2027 and Thereafter	300,301	541,818
Total undiscounted operating lease payments	804,946	1,355,821
Less: Imputed interest	95,366	(225,392)
Present value of operating lease liabilities	709,580	1,130,429
Less: Imputed interest	$ (95,366)	$ 225,392